Recorded Investment for each Credit Quality of Finance Receivable within Wholesale and Other Dealer Loan Receivables Portfolio Segment in United States and Other Regions (Detail)
In Millions, unless otherwise specified
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans USD ($)	Mar. 31, 2012 United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2012 United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2011 United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2012 United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2011 United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans Default JPY (¥)
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	$ 124,567	¥ 10,238,177	¥ 10,242,198	$ 12,865	¥ 1,057,367	¥ 1,013,519	$ 11,417	¥ 938,370	¥ 878,955	$ 1,204	¥ 98,909	¥ 112,271	$ 233	¥ 19,169	¥ 19,904	$ 11	¥ 919	¥ 2,389	$ 11,882	¥ 976,587	¥ 977,038	$ 11,591	¥ 952,655	¥ 952,738	$ 291	¥ 23,932	¥ 24,300	$ 7,009	¥ 576,005	¥ 570,363	$ 6,249	¥ 513,632	¥ 504,960	$ 676	¥ 55,513	¥ 58,106	$ 78	¥ 6,394	¥ 6,494	$ 6	¥ 466	¥ 803	$ 4,230	¥ 347,693	¥ 330,297	$ 4,018	¥ 330,264	¥ 315,744	$ 212	¥ 17,429	¥ 14,553	$ 4,361	¥ 358,436	¥ 338,692	$ 3,746	¥ 307,867	¥ 283,450	$ 467	¥ 38,382	¥ 41,967	$ 148	¥ 12,157	¥ 12,344	$ 0	¥ 30	¥ 931	$ 2,153	¥ 176,958	¥ 157,067	$ 2,079	¥ 170,886	¥ 151,020	$ 74	¥ 6,072	¥ 6,047	$ 1,495	¥ 122,926	¥ 104,464	$ 1,422	¥ 116,871	¥ 90,545	$ 61	¥ 5,014	¥ 12,198	$ 7	¥ 618	¥ 1,066	$ 5	¥ 423	¥ 655	$ 5,499	¥ 451,936	¥ 489,674	$ 5,494	¥ 451,505	¥ 485,974	$ 5	¥ 431	¥ 3,700